Charter arrangements, Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract balances [Abstract]
Deferred shipping revenues	$ 4,394	$ 4,172	$ 4,865
Capitalized voyage expenses	2,549	2,799	1,395
Impairment losses	0	0	0
Voyage in Progress at the End of December 31, 2023 [member]
Contract balances [Abstract]
Amortisation expense	2,264
Voyage in Progress at the End of December 31, 2022 [Member]
Contract balances [Abstract]
Amortisation expense	$ 2,799	1,945
Voyage in Progress at the End of December 31, 2021 [Member]
Contract balances [Abstract]
Amortisation expense		$ 1,395	1,661
Voyage in Progress at the End of December 31, 2020 [Member]
Contract balances [Abstract]
Amortisation expense			$ 1,039